                                                    Prospectus dated May 3, 2010

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                          Accommodator Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in deferred or immediate Accommodator Variable Annuity Contracts that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO") and subsequently assumed by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA"). These Contracts are no longer offered for sale, however, you may be able to make Additional Purchase Payments as permitted under your Contract. In this Prospectus, "we," "us," "our," or "the Company" refers to John Hancock USA.

This Prospectus describes the variable portion of the Contract to which you may allocate Additional Purchase Payments, to the extent permitted by your Contract. If you do, your Contract Value and Variable Annuity payments will vary according to the investment performance of the applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W (the "Separate Account"). Each Sub-Account invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus:

JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Equity-Income Trust
Global Bond Trust
High Yield Trust
International Equity Index Trust B
International Value Trust(1)

JOHN HANCOCK TRUST
Lifestyle Balanced Trust
Mid Cap Stock Trust
Mid Value Trust
Money Market Trust B
Optimized All Cap Trust
Real Estate Securities Trust
Short Term Government Income Trust(2)
Small Cap Growth Trust
Total Bond Market Trust B

(1)  Successor to Overseas Equity Trust

(2)  Successor to Short-Term Bond Trust

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE NOTE THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
JOHN HANCOCK ANNUITIES SERVICE CENTER                       MAILING ADDRESS
         164 Corporate Drive                             Post Office Box 9505
      Portsmouth, NH 03801-6815                        Portsmouth, NH 03802-9505
           (800) 824-0335                                 www.jhannuities.com

                                Table of Contents

I. GLOSSARY OF SPECIAL TERMS .............................................     1
II. OVERVIEW .............................................................     3
III. FEE TABLES ..........................................................     4
   EXAMPLES ..............................................................     5
IV. BASIC INFORMATION ....................................................     8
   WHAT IS THE CONTRACT? .................................................     8
   WHO OWNS THE CONTRACT? ................................................     8
   IS THE OWNER ALSO THE ANNUITANT? ......................................     8
   HOW CAN I INVEST MONEY IN A CONTRACT? .................................     8
      Initial Purchase Payment ...........................................     8
      Additional Purchase Payments .......................................     9
   HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER
      TIME? ..............................................................     9
   WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE? ........................    10
   TO WHAT EXTENT CAN JOHN HANCOCK USA VARY THE TERMS AND CONDITIONS OF
      THE CONTRACTS? .....................................................    10
      State Law Insurance Requirements ...................................    10
      Variations in Charges or Rates .....................................    10
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT? ...................    10
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS? ....................    11
      Allocation of Purchase Payments ....................................    11
      Transfers Among Investment Options .................................    11
      Procedure for Transferring Your Assets .............................    12
      Telephone and Electronic Transactions ..............................    12
      Dollar-Cost Averaging Program ......................................    13
      Special Transfer Services - Asset Rebalancing Program ..............    13
   WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT? ..............    13
      Asset-Based Charges ................................................    13
      Annual Contract Fee ................................................    14
      Premium Taxes ......................................................    14
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT? ............................    14
      Surrenders and Partial Withdrawals .................................    14
      Signature Guarantee Requirements for Surrenders and Partial
         Withdrawals .....................................................    15
      Systematic Withdrawal Plan .........................................    15
      Telephone Withdrawals ..............................................    16
   WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY
      DATE? ..............................................................    16
      Guaranteed Minimum Death Benefit ...................................    16
      Distribution Requirements Following Death of Owner .................    16
      Calculation and Payment of Death Benefit Values ....................    16
   CAN I RETURN MY CONTRACT? .............................................    17
V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT AND THE
   PORTFOLIOS ............................................................    18
   THE COMPANY ...........................................................    18
   THE SEPARATE ACCOUNT ..................................................    18
   THE PORTFOLIOS ........................................................    19
VI. THE ACCUMULATION PERIOD ..............................................    24
   YOUR VALUE IN THE VARIABLE INVESTMENT OPTIONS .........................    24
   VALUATION OF ACCUMULATION UNITS .......................................    24
   VARIABLE INVESTMENT OPTION VALUATION PROCEDURES .......................    24
VII. THE ANNUITY PERIOD ..................................................    25
   MATURITY DATE FOR DEFERRED ANNUITY CONTRACTS ..........................    25
   IMMEDIATE VARIABLE ANNUITY CONTRACTS ..................................    25
   SELECTING AN ANNUITY OPTION ...........................................    25
      Variable Monthly Annuity Payments ..................................    25
      Variable Investment Option Valuation Procedures ....................    26
      Assumed Investment Rate ............................................    26
   ANNUITY OPTIONS .......................................................    26
VIII. FEDERAL TAX MATTERS ................................................    27
   INTRODUCTION ..........................................................    27
   OUR TAX STATUS ........................................................    27
   CHARITABLE REMAINDER TRUSTS ...........................................    27
   NONQUALIFIED CONTRACTS ................................................    27
      Undistributed Gains ................................................    28
      Taxation of Annuity Payments .......................................    28
      Surrenders, Withdrawals and Death Benefits .........................    28
      Taxation of Death Benefit Proceeds .................................    29
      Penalty Tax on Premature Distributions .............................    29
      Exchanges of Annuity Contracts .....................................    30
      Puerto Rico Nonqualified Contracts .................................    30
      Diversification Requirements .......................................    30
   QUALIFIED CONTRACTS ...................................................    31
      Penalty Tax on Premature Distributions .............................    33
      Rollovers and Transfers ............................................    33
      Section 403(b) Qualified Plans .....................................    34
      Loans ..............................................................    35
      Puerto Rico Contracts Issued to Fund Retirement Plans ..............    35
   SEE YOUR OWN TAX ADVISER ..............................................    35
IX. OTHER INFORMATION ....................................................    36
   ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY ............................    36
   WHO SHOULD HAVE PURCHASED A CONTRACT? .................................    36
   BENEFICIARY ...........................................................    37
   SPOUSE ................................................................    37
   PERFORMANCE INFORMATION ...............................................    37
   REPORTS ...............................................................    38
   VOTING PRIVILEGES .....................................................    38
   CHANGES TO THE SEPARATE ACCOUNT .......................................    38
   VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES ...................    39
   DISTRIBUTION OF CONTRACTS .............................................    39
   STATEMENT OF ADDITIONAL INFORMATION ...................................    40
   FINANCIAL STATEMENTS ..................................................    41
APPENDIX A: ILLUSTRATIVE CONTRACT VALUE AND ANNUITY PAYMENT TABLES .......   A-1
APPENDIX B: QUALIFIED PLAN TYPES .........................................   B-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ...............................   U-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 ACT: The Investment Company Act of 1940, as amended.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY PERIOD: The period when we make annuity payments to you following the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 pm Eastern Time.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock Life Insurance Company (U.S.A.).

CONTRACT: The Variable Annuity Contract described by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the date the Contract was issued.

CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

GENERAL ACCOUNT: All of the Company's assets other than assets in its Separate Accounts or any other separate account it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JHLICO: John Hancock Life Insurance Company.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

MATURITY DATE: The date on which we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NONQUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed.

PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A Retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account
W. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of the Separate Account. Each Sub-Account invests in shares of a specific Portfolio.

SURRENDER VALUE: The total value of a Contract, minus any applicable premium tax. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.

UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of the Separate Account that invests in shares of a specific Portfolio.

WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable tax and proportional share of administrative fee, to process a withdrawal.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, some terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract. We disclose all material variations in this Prospectus.

The Contracts described in this Prospectus are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.

Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This product Prospectus reflects the status of the product as of the date of this Prospectus. Therefore, this Prospectus may contain information that is inapplicable to your Contract. You should consult your Contract to verify whether any particular provision applies to you.

The Variable Investment Options shown on the first page of this Prospectus are those available as of the date of this Prospectus. We may add, modify or delete Variable Investment Options in the future.

When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Portfolio of John Hancock Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the "SEC." The investment results of each Variable Investment Option you select will depend on those of the corresponding Portfolio of the Trust. Each of the Portfolios is separately managed and has its own investment objective and strategies. The Trust prospectus contains detailed information about each available Portfolio. Be sure to read that Prospectus before selecting any of the Variable Investment Options.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

SECTION 403(B) QUALIFIED PLANS. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

For more information regarding Section 403(b) Qualified Plans, please see Appendix B: "Qualified Plan Types," or you may request a copy of the Statement of Additional Information from the Annuities Service Center.

The Contracts were not available in all states. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                                 III. Fee Tables

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES APPLICABLE TO BUYING, OWNING AND SURRENDERING AN ACCOMMODATOR VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AS WELL AS THE FEES AND EXPENSES YOU WILL PAY WHEN YOU MAKE ADDITIONAL PURCHASES UNDER THE CONTRACT, (APPLICABLE ONLY TO PERIODIC PURCHASE PAYMENT DEFERRED CONTRACTS), SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES(1)                 ACCOMMODATOR VARIABLE ANNUITY
--------------------------------------                 -----------------------------
                                                 4%   of the first $10,000
Sales Charge imposed at time of purchase on      3%   of the next $15,000
SINGLE PURCHASE PAYMENT IMMEDIATE Contracts      2%   of the next $75,000
(as a percentage of Purchase Payments) (2)       1%   of all amounts over $100,000 plus a $50
                                                      administrative expense deduction

                                               4.5%   of the first $10,000
Sales Charge imposed at time of purchase on    3.5%   of the next $15,000
SINGLE PURCHASE PAYMENT DEFERRED Contracts     2.5%   of the next $75,000
(as a percentage of Purchase Payment) (2)        1%   of all amounts over $100,000 plus a $50
                                                      administrative expense deduction

Sales Charge imposed at time of purchase on      8%    of the first $10,000
PERIODIC PURCHASE PAYMENT DEFERRED Contracts     7%    of the next $15,000
(as a percentage of Purchase Payments) (2)       3%    of all amounts over $25,000

(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment.

(2) The minimum death benefit charge included in the above sales loads is 0.50%. Because no minimum death benefit is provided on or after the Contract Anniversary nearest the Annuitant's 65th birthday, no deduction is made for this benefit from payments made on or after this date. See "GUARANTEED MINIMUM DEATH BENEFIT" below.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE PORTFOLIO LEVEL.

                         ACCOMMODATOR VARIABLE ANNUITY

Maximum Annual Contract Fee (3)                           $50
Current Annual Contract Fee
(periodic Purchase Payment deferred Contracts only) (4)   $10, or, if less, 2% of the Contract Value

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                 (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (5)

Mortality and Expense Risk Charge (6)                     0.75%
Administrative Services Charge                            0.25%
                                                          ====
Total Separate Account Annual Expenses                    1.00%

(3)  This charge is not currently imposed.

(4) This charge applies only during the Accumulation Period for periodic Purchase Payment deferred Contracts. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender. This charge does not apply to single Purchase Payment immediate or single Purchase Payment deferred Contracts.

(5) This charge applies to all Accommodator Variable Annuity Contracts. It applies to that portion of account value held in the Variable Investment Options.

(6) This charge is assessed on all active Contracts, including Contracts continued by a beneficiary upon the death of the Contract Owner.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES   MINIMUM   MAXIMUM
-----------------------------------------   -------   -------
Range of expenses that are deducted from
   Portfolio assets, including management
    fees, and other expenses                  0.25%     1.10%

EXAMPLES

The following examples are intended to help you compare the cost of investing in an Accommodator Variable Annuity Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

The first set of examples assume that you invested $10,000 in a single Purchase Payment immediate annuity Contract, single Purchase Payment deferred annuity Contract, or invest in a periodic Purchase Payment deferred annuity Contract. Each of these examples also assumes that your investment has a 5% return each year and assumes the maximum annual Contact fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ACCOMMODATOR VARIABLE ANNUITY - single Purchase Payment immediate annuity Contract (maximum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you begin annuity payments at the earliest
   possible date:*                               $800     $1,218    $1,661    $2,885

* A single Purchase Payment immediate annuity Contract cannot be surrendered and must begin an annuity payment option in not more than one year from the date of issue.

ACCOMMODATOR VARIABLE ANNUITY - single Purchase Payment deferred annuity Contract (maximum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                   $751     $1,172    $1,617    $2,847
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                       $751     $1,172    $1,617    $2,847

ACCOMMODATOR VARIABLE ANNUITY - periodic Purchase Payment annuity Contract (maximum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                  $1,016    $1,466    $1,941    $3,243
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                      $1,016    $1,466    $1,941    $3,243

The following set of examples also assumes that you invested $10,000 in a single Purchase Payment immediate annuity Contract, single Purchase Payment deferred annuity Contract, or invest in a periodic Purchase Payment deferred annuity Contract. Each of these examples also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ACCOMMODATOR VARIABLE ANNUITY - single Purchase Payment immediate annuity Contract (minimum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you begin annuity payments at the earliest
   possible date *                               $720      $973     $1,245    $2,021

* A single Purchase Payment immediate annuity Contract cannot be surrendered and must begin an annuity payment option in not more than one year from the date of issue.

ACCOMMODATOR VARIABLE ANNUITY - single Purchase Payment deferred annuity Contract (minimum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                   $670      $925     $1,199    $1,978
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                       $670      $925     $1,199    $1,978

ACCOMMODATOR VARIABLE ANNUITY - periodic Purchase Payment annuity Contract (minimum Portfolio-level total operating expenses)

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                   $921     $1,177    $1,453    $2,236
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                       $921     $1,177    $1,453    $2,236

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

AS NOTED IN THE FOOTNOTES TO THE TABLE, FOR CERTAIN PORTFOLIOS JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, INC. (THE "ADVISER") HAS AGREED TO WAIVE A PORTION OF ITS FEES OR REIMBURSE THE PORTFOLIO FOR EXPENSES WHEN, AND TO THE EXTENT THAT, THE NET OPERATING EXPENSES EXCEED AN AGREED UPON EXPENSE LIMITATION. THE ADVISOR MAY RECAPTURE OPERATING EXPENSES REIMBURSED OR FEES WAIVED UNDER PREVIOUS EXPENSE LIMITATION OR WAIVER ARRANGEMENTS FOR A PERIOD OF THREE YEARS FOLLOWING THE BEGINNING OF THE MONTH IN WHICH SUCH REIMBURSEMENT OR WAIVER OCCURRED.

PORTFOLIO ANNUAL EXPENSES (as a percentage of Portfolio average net assets for the fiscal year ended December 31, 2009, except as stated in the Notes that follow this table, rounded to two decimal places).

                                                 DISTRIBUTION               ACQUIRED     TOTAL ANNUAL   CONTRACTUAL
                                                  AND SERVICE    OTHER   PORTFOLIO FEES    OPERATING      EXPENSE     NET OPERATING
PORTFOLIO/SERIES                 MANAGEMENT FEE  (12B-1) FEES  EXPENSES   AND EXPENSES   EXPENSES (1)  REIMBURSEMENT     EXPENSES
----------------                 --------------  ------------  --------   ------------   ------------  -------------  -------------
500 INDEX B(2)
Series NAV                            0.47%          0.00%       0.02%        0.00%          0.49%         -0.24%         0.25%
ACTIVE BOND
Series NAV                            0.60%          0.00%       0.03%        0.00%          0.63%          0.00%         0.63%
BLUE CHIP GROWTH(3)
Series NAV                            0.78%          0.00%       0.03%        0.00%          0.81%          0.00%         0.81%
CAPITAL APPRECIATION
Series NAV                            0.72%          0.00%       0.03%        0.00%          0.75%          0.00%         0.75%
EQUITY-INCOME(3)
Series NAV                            0.79%          0.00%       0.03%        0.00%          0.82%          0.00%         0.82%
GLOBAL BOND(4)
Series NAV                            0.70%          0.00%       0.07%        0.00%          0.77%          0.00%         0.77%
HIGH YIELD
Series NAV                            0.66%          0.00%       0.04%        0.00%          0.70%          0.00%         0.70%
INTERNATIONAL EQUITY INDEX B(2)
Series NAV                            0.54%          0.00%       0.04%        0.00%          0.58%         -0.24%         0.34%
INTERNATIONAL VALUE(5, 6)

                                                 DISTRIBUTION               ACQUIRED     TOTAL ANNUAL   CONTRACTUAL
                                                  AND SERVICE    OTHER   PORTFOLIO FEES    OPERATING      EXPENSE     NET OPERATING
PORTFOLIO/SERIES                 MANAGEMENT FEE  (12B-1) FEES  EXPENSES   AND EXPENSES   EXPENSES (1)  REIMBURSEMENT     EXPENSES
----------------                 --------------  ------------  --------   ------------   ------------  -------------  -------------
Series NAV                            0.82%          0.00%       0.12%        0.00%          0.94%         -0.01%         0.93%
LIFESTYLE BALANCED
Series NAV                            0.04%          0.00%       0.02%        0.73%          0.79%          0.00%         0.79%
MID CAP STOCK
Series NAV                            0.84%          0.00%       0.05%        0.00%          0.89%          0.00%         0.89%
MID VALUE
Series NAV                            0.96%          0.00%       0.05%        0.00%          1.01%          0.00%         1.01%
MONEY MARKET B(2, 7)
Series NAV                            0.49%          0.00%       0.04%        0.00%          0.53%         -0.25%         0.28%
OPTIMIZED ALL CAP
Series NAV                            0.68%          0.00%       0.02%        0.00%          0.70%          0.00%         0.70%
REAL ESTATE SECURITIES
Series NAV                            0.70%          0.00%       0.04%        0.00%          0.74%          0.00%         0.74%
SHORT TERM GOVERNMENT INCOME
Series NAV                            0.57%          0.00%       0.19%        0.00%          0.76%          0.00%         0.76%
SMALL CAP GROWTH
Series NAV                            1.06%          0.00%       0.04%        0.00%          1.10%          0.00%         1.10%
TOTAL BOND MARKET B(2)
Series NAV                            0.47%          0.00%       0.05%        0.00%          0.52%         -0.27%         0.25%

FOOTNOTES TO EXPENSE TABLE:

(1) The "Total Annual Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Annual Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying Portfolios.

(2) John Hancock Trust ("JHT") sells shares of these Portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, each Portfolio is subject to an expense cap pursuant to an agreement between JHT and John Hancock Investment Management Services, LLC (the "Adviser") as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the rate of the Portfolio's "Total Annual Operating Expenses" does not exceed its "Net Operating Expenses" as listed in the table above. A Portfolio's "Total Annual Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Portfolio not incurred in the ordinary course of the Portfolio's business. Under the agreement, the Adviser's obligation to provide the expense cap will remain in effect until April 30, 2011 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the separate accounts and other persons specified in the agreement.

(3) The advisory fees were restated to reflect the new advisory agreement effective May 1, 2010.

(4) "Other Expenses" exclude Extraordinary Expenses incurred during the fiscal year ended December 31, 2009. Had these fees been included, "Other Expenses" would have been 0.08%.

(5) The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Portfolio does not exceed 0.45% of the Portfolio's average net assets. This advisory fee waiver will remain in place until April 30, 2011.

(6) "Other Expenses" includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.

(7) "Other Expenses" exclude Extraordinary Expenses incurred during the fiscal year ended December 31, 2009. Had these fees been included, "Other Expenses" would have been 0.05%.

                              IV. Basic Information

WHAT IS THE CONTRACT?

The Contract is a Variable Annuity contract. An "annuity contract" provides a person (known as the "Annuitant" or "payee") with a series of periodic payments. Under a "variable" annuity contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen.

This Prospectus describes three versions of the Contract. One version is a periodic Purchase Payment deferred Variable Annuity contract. "Deferred" means that we will not begin to make annuity payments under the Contract until a future date (called the Maturity Date). Until then you may make Additional Purchase Payments into your Contract. This is what we mean by "periodic payment" Contract.

The second version of the Contract is a single Purchase Payment immediate Variable Annuity contract. By "single Purchase Payment" we mean that you only made one lump-sum Purchase Payment. By "immediate" annuity, we mean that we start making annuity payments not more than one year after you pay your premium.

The third form of Contract is a single Purchase Payment deferred Variable Annuity contract. Under this Contract, you paid an initial lump-sum, but we don't start making annuity payments until a future Maturity Date. You are permitted to make one Additional Purchase Payment after your initial lump-sum Purchase Payment.

We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue.

WHO OWNS THE CONTRACT?

Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract is the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any Annuity Option that commences during the Annuitant's lifetime. We may permit you to name another person as Annuitant if that person meets our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Initial Purchase Payment

You needed an initial Purchase Payment of at least $1,000 to purchase a periodic Purchase Payment Contract and at least $5,000 to purchase a single Purchase Payment Contract (if you purchased a single Purchase Payment deferred Contract with the proceeds of fixed benefit insurance policies and annuity contracts issued by John Hancock, however, the initial single Purchase Payment needed was $2,000). We permitted you to make one Additional Purchase Payment of at least $2,500 into a single Purchase Payment deferred Contract. When we received your initial Purchase Payment and all necessary information, we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within five Business Days, we either sent back your money or received your permission to keep it until we received all of the necessary information.

In certain situations, we may have issued a Contract upon receiving the order of your broker-dealer or financial institution but delayed the effectiveness of the Contract until we received your signed application. In those situations, if we did not receive your signed application within our required time period, we deemed the Contract void from the beginning and returned your Purchase Payment. We may not have issued a Contract if any proposed Owner or Annuitant was older than age 84. We may also have limited your ability to purchase multiple Contracts on the same Annuitants or Owners. We may, however, have waived either of these underwriting limits.

Additional Purchase Payments

(applicable only to periodic Purchase Payment deferred Contracts)

The Contracts described in this Prospectus are no longer available for sale. If you choose to contribute more money into a periodic Purchase Payment Contract, however, each Additional Purchase Payment must be at least $50. Currently, we do not enforce this minimum Additional Purchase Payment amount, but may do so in the future.

LIMITS ON ADDITIONAL PURCHASE PAYMENTS. While the Annuitant is alive and the Contract is in force, you can make Purchase Payments to a periodic Purchase Payment Contract at any time before the Maturity Date. However, your Purchase Payments for the first Contract Year may not, unless we consent in writing, exceed twice the specified annual Purchase Payment amount in your Contract (payment of such specified Purchase Payments is not mandatory, however). In subsequent Contract Years, you may not pay more than twice the largest amount of Purchase Payments you paid in any previous Contract Year. We may waive any of these limits on Purchase Payments.

WAYS TO MAKE ADDITIONAL PURCHASE PAYMENTS. Additional Purchase Payments made by check or money order must be:

     -    drawn on a U.S. bank;

     -    drawn in U.S. dollars; and

     -    made payable to "John Hancock" and sent to the Annuities Service
          Center.

We credit any Additional Purchase Payments to your Contract received by mail or wire transfer at the close of the Business Day in which we receive them in good order at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive an Additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.

We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the Annuities Service Center at the address shown on the first page of this Prospectus. You can find information about other methods of making Purchase Payments by contacting us.

ADDITIONAL PURCHASE PAYMENTS BY WIRE. You may transmit Additional Purchase Payments by wire through your bank to our bank, as long as you provide appropriate instructions with the transmittal to identify your Contract, and the selected Investment Options (unless you have provided us with standing allocation instructions). Information about our bank, our account number, and the ABA routing number may be obtained from the Annuities Service Center. Banks may charge a fee for wire services.

If your wire order is complete, we will invest the Additional Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete for an identified Contract, we will immediately return it.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

You bear the investment risk that your Contract Value will increase or decrease to reflect the investment results of the Contract's investment Portfolios. Although a Portfolio may invest in other underlying portfolios, you will not have the ability to make those investment decisions. You (and your financial advisor) should carefully consider the features of other variable annuity contracts offered by us or by other life insurance companies, before submitting an Additional Purchase Payment if you would prefer a broader range of investment options.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

If you have a deferred Variable Annuity Contract that is still in effect on its Maturity Date, it enters what is called the Annuity Period. An immediate annuity Contract enters the Annuity Period immediately.

During the Annuity Period, we make a series of Variable Annuity payments to you as provided under one of our several Annuity Options. Under a deferred Variable Annuity Contract, the form in which we will make the annuity payments and the proportion of such payments that will be based on each Variable Investment Option depend on the elections that you have in effect on the Maturity Date. Therefore you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.

If you purchased an immediate annuity Contract, your Annuity Payment option and the Variable Investment Option or Options on which it is based, are as you elected in your purchase application.

You should carefully review the discussion under "VII. The Annuity Period," for information about all of these choices you can make.

TO WHAT EXTENT CAN JOHN HANCOCK USA VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State Law Insurance Requirements

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material features and benefits of the Contracts in this Prospectus.

Variations in Charges or Rates

We may vary the charges, guarantee periods, and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under the "Variations in Charges or Rates for Eligible Classes" section of this Prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death benefit proceeds;

     -    periodic payments under one of our annuity payment options;

     -    certain ownership changes; and

     -    any loan, assignment or pledge of the Contract as collateral.

How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     - the nature of any Qualified Plan for which the Contract is being used, if any; and

     -    the circumstances under which the payments are made.

If your Contract was issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.

A 10% tax penalty applies in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you paid or on any earnings under the Contract.


CONTRACTS PURCHASED AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, INCLUDING AN IRA, DO NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and a qualified tax advisor regarding the suitability of the Contract.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?

Allocation of Purchase Payments

When you applied for your Contract, you specified the Variable Investment Options in which your Purchase Payments were allocated. You may change this investment allocation for future Investment Options to which your Purchase Payments will be allocated. Any change in allocation will be effective as of receipt of your request at the Annuities Service Center.

We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payments at any one time during the accumulation period. For limits imposed during the annuity period, please see "Choosing Fixed or Variable Annuity Payments" in "VII. The Annuity Period."

Transfers among Investment Options

During the Accumulation Period, you may transfer amounts held in one Investment Option to any other Investment Option. To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the Internet (see "Telephone and Electronic Transactions," above). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. Although your Contract may impose restrictions on the maximum dollar amount that may be transferred among Variable Investment Options, we currently do not enforce these restrictions.

We do not impose a charge for transfer requests under your Contract.

WE HAVE ADOPTED POLICIES AND PROCEDURES TO RESTRICT FREQUENT TRANSFERS OF CONTRACT VALUE AMONG VARIABLE INVESTMENT OPTIONS.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose the variable investment option's underlying Portfolio to increased investment portfolio transaction costs (affecting the value of the shares) and/or disrupt the Portfolio manager's ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Account, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of daytime trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our dollar cost averaging program or our Strategic Rebalancing Program, (b) transfers made within a prescribed period before and after a substitution of underlying Portfolios and (c) transfers made during the Annuity Period (these transfers are subject to a 30 day notice requirement, however, as described below). Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail); and

     -    restricting transfers into and out of certain Sub-Accounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors. If we are unsuccessful in restricting disruptive frequent trading activity, the Portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply.

Procedure for Transferring Your Assets

You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuities Service Center. Your request should include:

     -    your name;

     -    daytime telephone number;

     -    Contract number;

     - the names of the Investment Options to and from which assets are being transferred; and

     -    the amount of each transfer.

Your request becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive a transfer request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.

Telephone and Electronic Transactions

If you complete a special authorization form, we will permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the Internet. You can contact us at the applicable telephone number or Internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and to maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the Internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the Internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -    any loss or theft of your password; or

     -    any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or e-delivery of a confirmation statement of the transaction. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on the first page of this Prospectus to find out whether e-delivery is available in your area and, if so, how to register for it. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy.

We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Dollar-Cost Averaging Program

You may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis before annuity payments start. The following conditions apply to the dollar-cost averaging program:

     - you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone;

     -    you may discontinue the program at any time;

     - the program automatically terminates when the Variable Investment Option from which we are taking the transfers has been exhausted;

     - the program is only available for deferred Contracts, and will automatically terminate after the Maturity Date when payments from one of our Annuity Options begin.

We reserve the right to suspend, modify or terminate the program at any time.

The dollar-cost averaging program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the dollar-cost averaging program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the dollar-cost averaging program does not protect you from market fluctuations in the Variable Investment Option from which we are taking the transfers. If you are interested in the dollar-cost averaging program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. You may elect out of the dollar-cost averaging program at any time.

You should consult with your financial professional to assist you in determining whether the dollar-cost averaging program and the Variable Investment Option from which we are taking the transfers are suited for your financial needs and investment risk tolerance.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Asset-Based Charges

We deduct Separate Account expenses daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks that we assume under the Contracts. The total Separate Account annual expenses are 1.00% as a percentage of average account value. Of this amount, we deduct 0.75% to compensate us primarily for mortality and expense risks that we assume under the Contract and 0.25% to compensate us, in part, for administrative and clerical services. We take the deduction proportionally from each investment option you are then using.

In return for mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than we expected. We deduct the daily asset-based administrative services charge for administrative and clerical services that the Contracts require us to provide. The rate of the mortality and expense risks charge cannot be increased. The charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner or continued under any annuity option payable on a variable basis. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

Annual Contract Fee

(Applicable to periodic Purchase Payment deferred Contracts only)

We deduct an annual $10 Contract fee (or, if less, 2% of Contract Value) at the end of each Contract Year. If you surrender a Contract before the end of the Contract Year, it will be taken at the time of surrender. We take the deduction proportionally from each Investment Option you are then using. We reserve the right to increase the annual Contract fee to $50.

Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable state law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

               PREMIUM TAX RATE(1)
            ------------------------
STATE OR    QUALIFIED   NONQUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   ------------
CA            0.50%        2.35%
GUAM          4.00%        4.00%
ME(2)         0.00%        2.00%
NV            0.00%        3.50%
PR            1.00%        1.00%
SD(2)         0.00%        1.25%(3)
TX(4)         0.04%        0.04%
WV            1.00%        1.00%
WY            0.00%        1.00%

(1)  Based on the state of residence at the time the tax is assessed.

(2)  We pay premium tax upon receipt of Purchase Payment.

(3)  0.80% on Purchase Payments in excess of $500,000.

(4)  Referred to as a "maintenance fee."

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals

Prior to your deferred Contract's Maturity Date, if the Annuitant is living, you may:

     -    surrender your Contract for a cash payment of its "Surrender Value";
          or

     -    make a partial withdrawal of its Surrender Value.

The Surrender Value of a Contract is the Contract Value, minus the annual Contract fee and any applicable premium tax. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.

Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "VIII. Federal Tax Matters." Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise.

We reserve the right to terminate your Contract if the value of your Contract becomes zero. You generally may not make any surrenders or partial withdrawals once we begin making payments under an Annuity Option. Your Contract also provides that, without our prior approval, you may not make a partial withdrawal for less than $100, or if the remaining total value of your Contract would be less than $500. We are not currently enforcing this limitation, but may do so in the future.

Your request to surrender your Contract or to make a partial withdrawal becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive a request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information, at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;

     - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to taxes.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VIII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see "VIII Federal Tax Matters" and the section titled "Qualified Plan Types" in the Statement of Additional Information ("SAI")).

Signature Guarantee Requirements for Surrenders and Partial Withdrawals

(Not Applicable to Contracts Issued in New Jersey)

We may require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

     - You are requesting that we mail the amount withdrawn to an alternate address; or

     - You have changed your address within 30 days of the withdrawal request; or

     -    You are requesting a withdrawal in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal request. We will not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

Systematic Withdrawal Plan

Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the Contract Value. The same tax consequences also generally will apply that would apply to an otherwise comparable non-systematic withdrawal.

You may cancel the systematic withdrawal plan at any time.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Telephone Withdrawals

If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Facsimile Transactions" in this Prospectus.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?

Guaranteed Minimum Death Benefit

If the Annuitant under a deferred Contract dies before the Contract's Maturity Date, we will pay a death benefit. If the death occurs before the Contract Anniversary nearest the Annuitant's 65th birthday, we will pay the greater of:

     -    the Contract Value; or

     - the total amount of Purchase Payments made, minus any partial withdrawals you have made.

If the death occurs on or after the Contract Anniversary nearest the Annuitant's 65th birthday, we will pay an amount equal to the Contract Value.

Distribution Requirements Following Death of Owner

If you did not purchase your Contract under a Qualified Plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions below (if your Contract has joint Owners, these provision apply upon the death of the first to die).

In most cases, these provisions do not cause a problem if you are also the Annuitant under your policy. If you have designated someone other than yourself as the Annuitant, however, your heirs will have less discretion than you would have had in determining when and how the Contract's value would be paid out.

The Code imposes very similar distribution requirements on Contracts used to fund Qualified Plans. We provide the required provisions for Qualified Plans in separate disclosures and endorsements.

IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

     - if the Contract's designated Beneficiary is your surviving spouse who falls within the definition of "spouse" under the federal Defense of Marriage Act, your spouse may continue the Contract as the new Owner without triggering adverse federal tax consequences. See "IX. Other Information - Spouse."

     - if the Beneficiary is not your surviving spouse or if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in the Contract on the date of your death must be:

          -    paid out in full within five years of your death; or

          - applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.

     - If you are the last surviving Annuitant, as well as the Owner, the entire interest in the Contract on the date of your death equals the death benefit that then becomes payable. If you are the Owner but not the last surviving Annuitant, the entire interest equals:

          - the Surrender Value if paid out in full within five years of your death; or

          - the Contract Value applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

     - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

We continue to assess the asset-based charges during this period, even though we bear only the expense risk and not any mortality risk (see "IV. Basic Information - What Fees and Charges will be Deducted from My Account? - Asset-Based Charges").

Notice of the death of an Owner or Annuitant should be furnished promptly to the Annuities Service Center.

Calculation and Payment of Death Benefit Values

We calculate the death benefit as of the day we receive, in proper order at the Annuities Service Center:

     -    proof of the Annuitant's death; and

     -    the required instructions as to method of settlement.

We will generally pay the death benefit in a "lump sum" under our current administrative procedures to the Beneficiary you chose, unless

     - the death benefit is payable because of the Owner's death, the designated Beneficiary is the Owner's spouse, and he or she elects to continue the Contract in force; or

     - an optional method of settlement is in effect. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than the minimum stated in your Contract (in most states, $5,000), we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity Options."

Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the Beneficiary you chose prior to the Annuitant's death. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than $2,000, we will pay it in a lump sum, regardless of any election.

We will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see "IV. Basic Information - What Fees and Charges will be Deducted from My Contract? - Withdrawal Charge" ). Beneficiaries who opt for a lump-sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

You can find more information about optional methods of settlement under "Annuity Options."

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. To cancel your Contract, you would have delivered or mailed it to us or the JHLICO representative who delivered the Contract to you.

In most states, you would have received a refund equal to the Contract Value on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an IRA, you would have received a refund of any premiums you paid, if that amount were higher. The date of cancellation would have been the date we received the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the first page of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the confirmation statement, you will be deemed to have ratified the transaction. Information regarding e-delivery of confirmation statements appears under "IV. Basic Information - How Can I Change My Contract's Investment Options? - Telephone and Electronic Transactions."

    V. General Information about Us, the Separate Account and the Portfolios

THE COMPANY

Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Life Insurance Company (U.S.A.) Separate Account W (formerly John Hancock Variable Annuity Account U). Effective at the time of the merger, we became the depositor of John Hancock Life Insurance Company (U.S.A.) Separate Account W (the "Separate Account").

Except for the succession of John Hancock USA as the depositor for the Separate Account and to the liabilities and obligations arising under the Contracts, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the Contracts. We will continue to administer and service inforce contracts of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these contracts.

We are a stock life insurance company and are currently licensed in the District of Columbia and all states of the United States except New York.

We were incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan on December 30, 1992. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account.


The Company incurs obligations under the Contracts to guarantee amounts in addition to your Contract Value, and to the extent the Company pays such amounts, the payments will come from the Company's general account assets. You should be aware that the Company's general account consists of securities and other investments, the value of which may decline during periods of adverse market conditions. The Company's financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the Company's general account investments.

THE SEPARATE ACCOUNT

You do not invest directly in the Portfolios made available under the Contract. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through John Hancock Life Insurance Company (U.S.A.) Separate Account W (formerly John Hancock Variable Annuity Account U) (the "Separate Account"). We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio).

The Company established John Hancock Life Insurance Company (U.S.A.) Separate Account W under Massachusetts law. The Separate Account's assets, including the Portfolios' shares, belong to John Hancock USA. Each Contract provides that amounts we hold in the Separate Account pursuant to the Contract cannot be reached by any other persons who may have claims against the Company.

The income, gains and losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Nevertheless, all obligations arising under the Contracts are general corporate obligations of the Company. Assets of our Separate Accounts may not be charged with liabilities arising out of any of our other business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

The Separate Account is registered as a unit investment trust under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in NAV shares of a corresponding Portfolio of John Hancock Trust.

THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain qualified pension, retirement or college savings plans.

Investment Management

The Portfolios' investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.

In selecting the Portfolios that will be available as Investment Options under the Contract, we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract. We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and that allow us to effectively and efficiently manage our exposure under the Contracts. The requirements we impose may affect both the performance and the availability of Investment Options under the Contract and optional benefit Riders.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2009, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. Any such payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

Fund-of-Funds

The John Hancock Trust's Lifestyle Balanced Trust is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other Portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying Portfolios in which it invests. The prospectus for the John Hancock Trust's Lifestyle Balanced Trust contains a description of the underlying Portfolios for that Portfolio, including expenses of the Portfolio, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio. JHIMS LLC has retained Deutsche Investment Management Americas Inc. ("DIMA") to provide direct subadvisory consulting services in its management of the Lifestyle Balanced Portfolio.

Portfolio Investment Objective and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

      We show the Portfolio's investment adviser or subadviser ("manager")
                     in bold above the name of the Portfolio
              and we list the Portfolios alphabetically by manager.

DECLARATION MANAGEMENT & RESEARCH LLC
   Total Bond Market Trust B                            Seeks to track the performance of the Barclays Capital
                                                        U.S. Aggregate Bond Index (which represents the U.S.
                                                        investment grade bond market). To do this, the
                                                        Portfolio invests at least 80% of its net assets in
                                                        securities listed in the Barclays Capital U.S.
                                                        Aggregate Bond Index.

DECLARATION MANAGEMENT & RESEARCH LLC AND
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC (1)
   Active Bond Trust                                    Seeks income and capital appreciation. To do this, the
                                                        Portfolio invests at least 80% of its net assets in a
                                                        diversified mix of debt securities and instruments
                                                        with maturity durations of approximately 4 to 6 years.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
   Real Estate Securities Trust (2)                     Seeks to achieve a combination of long-term capital
                                                        appreciation and current income. To do this, the
                                                        Portfolio invests at least 80% of its net assets in
                                                        equity securities of REITs and real estate companies.

                               JOHN HANCOCK TRUST

      We show the Portfolio's investment adviser or subadviser ("manager")
                     in bold above the name of the Portfolio
              and we list the Portfolios alphabetically by manager.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust                           Seeks long-term growth of capital. To do this, the
                                                        Portfolio invests at least 65% of its total assets in
                                                        equity and equity-related securities of companies that
                                                        exceed $1 billion in capitalization and are
                                                        attractively valued and have above-average growth
                                                        prospects.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust B                                    Seeks to approximate the aggregate total return of a
                                                        broad-based U.S. domestic equity market index. To do
                                                        this, the Portfolio invests at least 80% of its net
                                                        assets in the common stocks in the S&P 500(R) Index
                                                        and securities that as a group will behave in a manner
                                                        similar to the Index. (3)

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
(continued)
   Lifestyle Balanced Trust                             Seeks a balance between a high level of current income
                                                        and growth of capital, with a greater emphasis on
                                                        growth of capital. The Portfolio operates as a
                                                        fund-of-funds and normally invests approximately 50%
                                                        of its assets in Portfolios that invest primarily in
                                                        equity securities, and approximately 50% in Portfolios
                                                        which invest primarily in fixed-income securities.

   Money Market Trust B                                 Seeks to obtain maximum current income consistent with
                                                        preservation of principal and liquidity. To do this,
                                                        the Portfolio invests in high quality, U.S. dollar
                                                        denominated money market instruments.

                                                        Note: The returns of the Money Market Subaccount in
                                                        your Contract may become extremely low or possibly
                                                        negative whenever the net income earned, if any, by
                                                        the underlying Money Market Portfolio is not
                                                        sufficient to offset the Contract's expense
                                                        deductions.

   Optimized All Cap Trust                              Seeks long-term growth of capital. To do this, the
                                                        Portfolio invests at least 65% of its total assets in
                                                        equity securities of large-, mid- and small-cap U.S.
                                                        companies with strong industry position, leading
                                                        market share, proven management or strong financials.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   Short Term Government Income Trust                   Seeks a high level of current income consistent with
   (successor to Short-Term Bond Trust)                 preservation of capital. Maintaining a stable
                                                        share price is a secondary goal. To do this, the
                                                        Portfolio invests at least 80% of its net assets in
                                                        obligations issued or guaranteed by the U.S.
                                                        government or its agencies, authorities, or
                                                        instrumentalities. Under normal circumstances, the
                                                        Portfolio's effective duration is no more than 3
                                                        years.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                                    Seeks maximum total return, consistent with
                                                        preservation of capital and prudent investment
                                                        management. To do this, the Portfolio invests at least
                                                        80% of its net assets in fixed-income instruments that
                                                        are economically tied to at least three countries (one
                                                        of which may be the U.S.), which may be represented by
                                                        futures contracts and options on such securities.

                               JOHN HANCOCK TRUST

      We show the Portfolio's investment adviser or subadviser ("manager")
                     in bold above the name of the Portfolio
              and we list the Portfolios alphabetically by manager.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index Trust B                   Seeks to track the performance of a broad-based equity
                                                        index of foreign companies primarily in developed
                                                        countries and, to a lesser extent, in emerging
                                                        markets. To do this, the Portfolio invests at least
                                                        80% of its assets in securities listed in the Morgan
                                                        Stanley Capital International All Country World
                                                        Excluding U.S. Index,(4) or American Depository
                                                        Receipts or Global Depository Receipts representing
                                                        such securities.

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust                               Seeks to provide long-term growth of capital. Current
                                                        income is a secondary objective. To do this, the
                                                        Portfolio invests at least 80% of its net assets in
                                                        the common stocks of large and medium-sized blue chip
                                                        growth companies that are well established in their
                                                        industries and have the potential for above-average
                                                        earnings growth.

   Equity-Income Trust                                  Seeks to provide substantial dividend income and also
                                                        long-term growth of capital. To do this, the Portfolio
                                                        invests at least 80% of its net assets in equity
                                                        securities, with at least 65% in common stocks of
                                                        well-established companies paying above-average
                                                        dividends.

   Mid Value Trust                                      Seek long-term capital appreciation. To do this, the
                                                        Portfolio invests at least 80% of its net assets in a
                                                        diversified mix of common stocks of mid-size U.S.
                                                        companies that are believed to be undervalued by
                                                        various measures and offer good prospects for capital
                                                        appreciation.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Value Trust(5)                         Seeks long-term growth of capital. To do this, the Portfolio
   (successor to "Overseas Equity Trust")               invests at least 80% of its net assets in
                                                        equity securities of companies located outside the
                                                        U.S., including in emerging markets.

WELLINGTON MANAGEMENT COMPANY, LLP
   Mid Cap Stock Trust                                  Seeks long-term growth of capital. To do this, the
                                                        Portfolio invests at least 80% of its net assets in
                                                        equity securities of medium-sized companies with
                                                        significant capital appreciation potential.

   Small Cap Growth Trust                               Seeks long-term capital appreciation. To do this, the
                                                        Portfolio invests at least 80% of its net assets in
                                                        small-cap companies that are believed to offer
                                                        above-average potential for growth in revenues and
                                                        earnings.

                               JOHN HANCOCK TRUST

      We show the Portfolio's investment adviser or subadviser ("manager")
                     in bold above the name of the Portfolio
              and we list the Portfolios alphabetically by manager.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust(6)                                  Seeks to realize an above-average total return over a
                                                        market cycle of three to five years, consistent with
                                                        reasonable risk. To do this, the Portfolio invests at
                                                        least 80% of its net assets in high yield securities,
                                                        including corporate bonds, preferred stocks, U.S.
                                                        government and foreign securities, mortgage-backed
                                                        securities, loan assignments or participations, and
                                                        convertible securities.

(1) The Active Bond Trust is subadvised by Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

(2) RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.

(3) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 26, 2010, the range for S&P 500(R) was from $1.4 billion to $307.3 billion, and as of October 31, 2009, the mid cap range for the S&P MidCap 400(R), was from $300 million to $6.6 billion.

(4) "MSCI All Country World ex-USA IndexSM" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 26, 2010, the market capitalization range of the Index was from $544 million to $197.9 billion.

(5) International Value Trust is sub-subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.

(6) High Yield Trust is sub-subadvised by Western Asset Management Company Limited.

                           VI. The Accumulation Period

YOUR VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases accumulation units of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                          dollar amount of transaction
                                     DIVIDED BY
               value of one accumulation unit for the applicable Variable Investment Option at the time of such transaction

The value of each accumulation unit will change daily depending upon the investment performance of the Portfolio that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option.

Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:

         number of accumulation units in the Variable Investment Options
                                  MULTIPLIED BY
                value of one accumulation unit for the applicable
                     Variable Investment Option at that time

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the accumulation unit value will be the same as the value at the close of the next following Business Day.

                             VII. The Annuity Period

MATURITY DATE FOR DEFERRED ANNUITY CONTRACTS

If your Contract is a deferred Contract, it will specify the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially chose a Maturity Date when you completed your application for a Contract. Unless we otherwise permit, the Maturity Date must be:

     - at least 6 months (12 months for Contracts issued in NY) after the date the first Purchase Payment is applied to your Contract; and

     - no later than the maximum age specified in your Contract (normally age 95; in NY it's the later of age 90 or 10 years after the date we issued your Contract).

Subject always to these requirements, you may subsequently select an earlier Maturity Date or a later date, so long as it is not more than 5 years after the original Maturity Date. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Also, if you are selecting or changing your Maturity Date for a Contract issued under a Qualified Plan, special limits apply (see "VIII. Federal Tax Matters"). The Annuities Service Center must receive your new selection at least 31 days prior to the new Maturity Date.

NOTICE OF MATURITY DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. We may delay the start of annuity payments if you fail to verify this information.

IMMEDIATE VARIABLE ANNUITY CONTRACTS

If your Contract is an immediate Contract, Variable Annuity payments will begin on a date mutually agreed upon between you and us. Normally, payments begin one month after the issue date of the Contract, but must begin within one year. Immediate Contracts may not be surrendered.

SELECTING AN ANNUITY OPTION

Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period (discussed under "Annuity Options").

For immediate annuities, you selected the Annuity Option at the time you purchased the Contract.

If the initial monthly payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total Surrender Value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

Subject to that $20 minimum limitation, your Beneficiary may elect an Annuity Option if:

     -    you have not made an election prior to the Annuitant's death;

     - the Beneficiary is entitled to payment of a death benefit of at least $2,000 in a single sum; and

     - the Beneficiary notifies us of the election prior to the date the proceeds become payable.

If the Contract Value, at death or surrender, is less than $2,000, no Annuity Option will be available.

Variable Monthly Annuity Payments

During the Annuity Period, the Contract Value must be allocated to no more than four Investment Options. During the Annuity Period, we offer annuity payments on a variable basis for each Variable Investment Option. If you are using more than four Investment Options on the Maturity Date, under a deferred Contract, we will divide your Contract Value (after deducting any premium tax charge that was not deducted from Purchase Payments) among the four Investment Options with the largest values, pro-rata based on the amount of the Contract Value that you have in each.

We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.

The amount of each subsequent Variable Annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option. Here's how it works:

     - We calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments;

     - If that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one;

     - If the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

Variable Investment Option Valuation Procedures

We compute the net investment return and Annuity Unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for regular trading. Each Business Day ends at the close of regular trading for the day on that exchange (usually 4:00 p.m., Eastern Time). On any date other than a Business Day, the Annuity Unit value will be the same as the value at the close of the next following Business Day.

Assumed Investment Rate

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial Variable Annuity payment will also be higher. Eventually, however, the monthly Variable Annuity payments may be smaller than if you had elected a lower assumed investment rate.

ANNUITY OPTIONS

Two basic Annuity Options are available:

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will determine the present value of the payments remaining in the guaranteed period. We will compute the present value using the same actuarial assumptions as we used in determining the amount of the initial annuity payment and using the Variable Investment Option values next computed after we receive due proof of death. Ordinarily, we will make the payment within seven days thereafter.

Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

Additional Option for immediate annuities: If your Contract is an immediate annuity Contract, we also make available a joint and last survivor life annuity. Under this annuity payment option, we make payments until both of two persons you name have died, but no minimum number of payments is guaranteed.

                            VIII. Federal Tax Matters

INTRODUCTION

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service ("IRS") rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

CHARITABLE REMAINDER TRUSTS

This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult qualified legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.

NONQUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.

For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you buy two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances and you should consult a qualified tax advisor if you own or intend to purchase more than one annuity contract.

The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may or may not exceed your investment in the Contract. Any excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit). If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includable in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange. You should consult your own qualified tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you make a withdrawal from either contract within 12 months after the exchange.

Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that are considering purchasing the Contract, or entities that will be beneficiaries under the Contract, should consult a qualified tax advisor.

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. (A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.)

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When there is no gain included in the Contract's value and only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment until you have recovered your entire investment in the Contract. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all Nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A qualified tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent there is gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent there is gain in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

     - if distributed in accordance with an existing period certain Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);

     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Health Care and Education Reconciliation Act of 2010

On March 30, 2010, President Barack Obama signed the Health Care and Education Reconciliation Act of 2010 (the "Act") into law. The Act contains provisions for a new Medicare tax to be imposed at a maximum rate of 3.8% in taxable years beginning in 2013. The tax will be imposed on an amount equal to the lesser of
(a) "net investment income" or (b) the excess of the taxpayer's modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). "Net investment income," for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term "net investment income" does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

You should consult a qualified tax advisor for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A QUALIFIED TAX ADVISER. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both


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

jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Nonqualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income from annuity contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

QUALIFIED CONTRACTS

(Contracts Purchased to Fund an Individual Retirement Account or Other Qualified
Plan)

The Contracts are also available for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus and in the SAI, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a qualified tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans. Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Required Minimum Distributions

Treasury Department regulations prescribe required minimum distribution ("RMD") rules governing the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the


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

minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax adviser.



                                       32

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Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity (or, an "IRA"), including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Owner has had a severance from employment). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your own qualified tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Rollovers and Transfers

If permitted under your plan, you may take a distribution:

     - from a traditional IRA and make a "tax-free rollover" to another traditional IRA;

     - from a traditional IRA and make a "tax-free rollover" to a retirement plan qualified under Section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free rollover" to a traditional IRA;

     - from a retirement plan qualified under Section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and make a "tax-free rollover" to any such plans.

In addition, if your spouse survives you and falls within the definition of "spouse" under the federal Defense of Marriage Act, he or she is permitted to take a distribution from your tax-qualified retirement account and make a tax-free rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may, if permitted by the plan, transfer to a traditional IRA the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in
Section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA. This type of rollover is taxable. You may make a "tax-free rollover" to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or Section 403(b) of the Code.

Although we allow a beneficiary of an IRA who is eligible to roll the IRA over to a Contract as a traditional or Roth IRA to do so, we do not allow such an IRA beneficiary to purchase any of our optional benefit Riders on that Contract.

In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.


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

Withholding on Rollover Distributions.

Eligible rollover distributions from a retirement plan that is qualified under
Section 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan, a traditional IRA, or a Roth IRA.

If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under your Contract.

We do not need to withhold amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, if you wish to purchase a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU PURCHASED A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to converted or rollover amounts. The former $100,000 adjusted gross income limit for converting traditional IRAs and other qualified retirement accounts to a Roth IRA does not apply to years after 2009.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under your Contract.


The adjusted gross income limit for converting traditional IRAs and other qualified retirement accounts to a Roth IRA was repealed effective January 1, 2010. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets without an early distribution penalty at the time of the conversion. However, the early distribution penalty may still apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. However, for 2010 only, unless you elect to include the converted amount in your 2010 income, half of it will be included in your income in 2011 and the other half in 2012. Given the potential for taxation of Roth IRA conversions and early distribution penalties, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

Section 403(b) Qualified Plans

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. We currently are not offering this Contract for use in a retirement plan intended to qualify as a
Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless (a) we (or an affiliate of ours) previously issued


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

annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury Department regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together, the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a qualified tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.

Please see Appendix B or request a copy of the SAI from the Annuities Service Center for more detailed information regarding Section 403(b) Qualified Plans.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                             IX. Other Information

ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY

To qualify for favorable tax treatment, certain Contracts can't be sold, assigned, discounted, or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the Owner is a trustee under section 401(a) of the Code.

Subject to these limits, while the Annuitant is alive, you may designate someone else as the Owner by written notice to the Annuities Service Center. You choose the Beneficiary in the application for the Contract. You may change the Beneficiary by written notice no later than receipt of due proof of the death of the Annuitant. Changes of Owner or Beneficiary will take effect when we receive them, whether or not you or the Annuitant is then alive. However, these changes are subject to:

     -     the rights of any assignees of record; and

     -     certain other conditions referenced in the Contract.

An assignment, pledge, or other transfer may be a taxable event. See "VIII. Federal Tax Matters" above. Therefore, you should consult a competent tax adviser before taking any such action.


WHO PURCHASED A CONTRACT?

We designed these Contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Code. We also offered the Contracts for purchase under:

     - traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;

     -    non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
          Section 408A of the Code;

     -    SIMPLE IRA plans adopted under Section 408(p) of the Code;

     - Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

     - annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

We did not offer the Contracts to every type of Qualified Plan, and we reserved the right not to offer the Contracts for all types of Qualified Plans in the future. In certain circumstances, we may have made the Contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for Contracts purchased in connection with tax qualified retirement plans beginning in "VIII. Federal Tax Matters."


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

When a Contract forms part of a Qualified Plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee." Also, in some cases, certain requirements under the Employee Retirement Income Security Act of 1974 ("ERISA") may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an Owner otherwise would have under a Contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

We may include certain requirements from the above sources in endorsements to the affected Contracts. In other cases, we do not. In no event, however, do we undertake to assure a Contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a Contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the Annuities Service Center.

BENEFICIARY

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

SPOUSE

FEDERAL DEFINITION OF SPOUSE. Any federal tax provisions related to status as a "spouse" are governed by the federal Defense of Marriage Act ("DOMA"), which does not recognize civil unions or same-sex marriages that may be allowed under state law. Please consult with your own qualified tax advisor for information on how federal tax rules may affect Contracts where civil union or same-sex marriage partners, either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s).

STATE VARIATIONS. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request a Statement of Additional Information from the Annuities Service Center. You should consult with a qualified financial professional for additional information on your state's regulations regarding civil unions and same-sex marriages.

CODE SECTION 72(S)

In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an Individual Retirement Account or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of Section 72(s) of the Code, which prescribes certain required provisions governing distributions after the death of the Owner.

PERFORMANCE INFORMATION

We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Separate Account level" performance. In our Separate Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.

Total return at the Separate Account level is the percentage change between:

     - the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period; and

     -    the value at the end of such period.

At the Separate Account level, total return reflects adjustments for:

     -    any sales charges deducted from Purchase Payments;

     -    the mortality and expense risk charges;

     -    any administrative charge; and

     -    any annual Contract fee.

Total return at the Separate Account level does not, however, reflect any premium tax charges. Total return at the Separate Account level will be lower than that at the John Hancock Trust level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any sales charges or annual fees and it may be for additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Separate Account level, but will not reflect any premium tax or any sales charge.

REPORTS

At least annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Portfolios.

VOTING PRIVILEGES

At meetings of the John Hancock Trust's shareholders, we will generally vote all the shares of each Portfolio that we hold in the Separate Account in accordance with timely instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.

CHANGES TO THE SEPARATE ACCOUNT

We reserve the right, subject to applicable law, including any required shareholder approval:

     - to transfer assets that we determine to be your assets from the Separate Account to another Separate Account or Investment Option by withdrawing the same percentage of each investment in the Separate Account with proper adjustments to avoid odd lots and fractions;

     -    to add or delete Variable Investment Options;

     -    to change the underlying investment vehicles;

     -    to operate the Separate Account

     -    in any form permitted by law; and

     - to terminate the Separate Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any Contract charges. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

     -    the size of the initial Purchase Payment;

     -    the size of the group or class;

     - the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted;

     - the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

     - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced; or

     - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.

DISTRIBUTION OF CONTRACTS

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company and an affiliate of ours, is the principal underwriter and distributor of the Contract interests offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA").

We offered the Contract for sale through broker-dealers that entered into selling agreements for the sale of the Contracts. Broker-dealers sold the Contract through their registered representatives who have been appointed by us to act as our insurance agents. Signator Investors, Inc. ("Signator"), a subsidiary of ours, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contract.

JH Distributors may pay on-going compensation to broker-dealers in connection with the sale or servicing of a Contract. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator compensated its registered representatives for sales of the Contracts on a commission and fee service basis. We may also reimburse Signator for direct and indirect expenses actually incurred in connection with the distribution of these Contracts.

Signator representatives may have received additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also have provided significant additional amounts to broker dealers or other financial services firms which sold or arranged for the sale of the Contracts. Such compensation may have included, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may have been motivated to sell our Contracts instead of contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts as described in this Prospectus.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the confirmation statement, we will deem you to have ratified the transaction. Information regarding e-delivery of confirmation statements appears under "IV. Basic Information - How Can I Change My Contract's Investment Options? - Telephone and Electronic Transactions."

STATEMENT OF ADDITIONAL INFORMATION

Our Statement of Additional Information provides additional information about the Contract and the Separate Account, including information on our history, services provided to the Separate Account and legal and regulatory matters. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contract and the Separate Account. We list the Table of Contents of the Statement of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W
(FORMERLY JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U)
Statement of Additional Information
Table of Contents

                                                                     page of SAI
                                                                     -----------
General Information and History ..................................         1
Accumulation Unit Values .........................................         1
Services .........................................................         2
   Independent Registered Public Accounting Firm .................         2
   Principal Underwriter .........................................         2
   Compensation ...................................... ...........         2
Calculation of Performance Data ..................................         2
   Money Market Variable Investment Options ......................         2
   Other Variable Investment Options .............................         3
Other Performance Information ....................................         4
Table of State Variations ........................................         4
Qualified Plan Types .............................................         5
   Traditional IRAs ..............................................         5
   Roth IRAs .....................................................         5
   Simple IRA Plans ..............................................         6
   Simplified Employee Pensions (SEP-IRAs) .......................         6
   Section 403(b) Qualified Plans or Tax-Sheltered Annuities .....         6
   Restrictions Under the Texas Optional Retirement Program ......         8
   Corporate and Self-Employed ("HR 10 and "Keogh") Pension
   and Profit-Sharing Plans ......................................         8
   Deferred Compensation Plans of State and Local Governments
   and Tax-Exempt Organizations ..................................         9
Calculation of Annuity Payments ..................................         9
   Calculation of Annuity Units ..................................         9
      Annuity Unit Values ........................................        10
   Mortality Tables ..............................................        10
Additional Information About Determining Unit Values .............        11
   Net Investment Rate ...........................................        11

                                                                     page of SAI
                                                                     -----------
   Adjustment of Units and Values ................................        11
   Hypothetical Example Illustrating the Calculation of
      Accumulation Unit Values and Annuity Unit Values ...........        11
Purchases and Redemptions of Portfolio Shares                             11
The Separate Account .............................................        11
Liability for Telephone Transfers ................................        12
Voting Privileges ................................................        12
Legal and Regulatory Matters .....................................        13
Financial Statements .............................................        14

FINANCIAL STATEMENTS

The Statement of Additional Information also contains the Company's financial statements as of the years ended 2008 and 2009, and its Separate Account's financial statements as of the year ended 2009 (the "Financial Statements"). Our Financial Statements provide information on our financial strength as of the year ended 2008, including information on our general account assets that were available at that time to support our guarantees under the Contracts. The Company's general account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

                  APPENDIX A: Illustrative Contract Value and
                             Annuity Payment Tables

The following tables present illustrative periodic Contract Values and annuity payments that would have resulted under a Contract described in this Prospectus had such values and payments been based exclusively upon the investment experience of the nine specified Variable Investment Options, assuming investment by each of those Investment Options in the corresponding Portfolio of the John Hancock Trust and its predecessors during the periods shown. We have not illustrated the other Investment Options because of the limited time that they have been available. The Contracts described in this Prospectus were first offered in 1990.

For the years ended December 31, 1986 (and prior thereto), we have calculated the values based upon the actual investment results of the three corresponding variable life insurance managed Separate Accounts which were the predecessors to the Growth & Income, Active Bond, and Money Market Portfolios, as if the Portfolio had been in existence prior to March 28, 1986, the date of its reorganization.

In the tables, we assume:

     - the Owner made a single Purchase Payment of $10,000, net of any deductions from Purchase Payments;

     - charges have been assessed at annual rate of 1.00% for mortality and expense risks and administrative services; and

     - actual investment management fees and other Portfolio expenses for the periods illustrated have also been assessed.

Absent expense reimbursements by John Hancock to certain of the Portfolios for some periods, the values illustrated would have been lower.

WHAT THE TABLES ILLUSTRATE

Subject to the foregoing, each Table I presents, at yearly intervals, the illustrative periodic Contract Values for each Variable Investment Option which would have resulted under a Contract, if the Owner had made a net single Purchase Payment of $10,000. The Contract Values are based upon the investment performance of the corresponding Portfolio.

Subject to the foregoing, each Table II indicates, at annual intervals, illustrative monthly Variable Annuity payments for each Variable Investment Option which would have been received by an Annuitant or other payee, assuming that an initial annuity payment of $100 was received in the month and year indicated. The form of annuity illustrated is a life annuity with payments guaranteed for 10 years.

The results shown should not be considered a representation of the future. A program of the type illustrated in the tables does not assure a profit or protect against depreciation in declining markets.

The tables reflect the mergers on April 29, 2005 of underlying Portfolios of the John Hancock Variable Series Trust I with series of the John Hancock Trust and the merger of Managed Trust into Lifestyle Balanced Trust on November 7, 2008. As a result of these mergers, the Variable Investment Options shown in the tables are funded in the current Variable Investment Options shown below:

     VARIABLE INVESTMENT OPTION              VARIABLE INVESTMENT OPTION
            BEFORE MERGER                           AFTER MERGER
(VARIABLE OPTION SHOWN IN THE TABLES)   (CURRENT VARIABLE INVESTMENT OPTION)
-------------------------------------   ------------------------------------
GROWTH & INCOME                         OPTIMIZED ALL CAP
                                        (formerly Growth & Income II)
LARGE CAP GROWTH                        BLUE CHIP GROWTH
MID CAP GROWTH                          MID CAP STOCK
INTERNATIONAL EQUITY INDEX              INTERNATIONAL EQUITY INDEX B
REAL ESTATE  EQUITY                     REAL ESTATE SECURITIES
MANAGED                                 LIFESTYLE BALANCED
SHORT-TERM BOND                         SHORT TERM GOVERNMENT INCOME TRUST
                                        (formerly Short-Term Bond)
ACTIVE BOND                             ACTIVE BOND
MONEY MARKET                            MONEY MARKET B

                             OPTIMIZED ALL CAP TRUST
          (FORMERLY GROWTH & INCOME TRUST AND GROWTH & INCOME II TRUST)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued January 2, 1975

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
January 1975............   $ 12,819.53
January 1976............     14,966.77
January 1977............     13,228.07
January 1978............     13,894.65
January 1979............     15,986.35
January 1980............     20,643.34
January 1981............     20,623.76
January 1982............     26,146.27
January 1983............     31,543.15
January 1984............     32,710.95
January 1985............     43,647.01
January 1986............     50,007.66
January 1987............     51,447.97
January 1988............     59,612.93
January 1989............     76,444.82
January 1990............     77,614.58
January 1991............     96,797.30
January 1992............    104,360.16
January 1993............    117,099.31
January 1994............    115,292.09
January 1995............    153,196.33
January 1996............    182,154.79
January 1997............    234,162.54
January 1998............    301,957.33
January 1999............    347,462.43
January 2000............    299,137.48
January 2001............    251,482.37
January 2002............    194,562.86
January 2003............    240,537.19
January 2004............    265,348.91
January 2005............    287,518.16
January 2006............    322,224.89
January 2007............    333,407.05
January 2008............    183,108.33
January 2009............    233,671.61

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Payment of $100 in January 1975

                       PAYMENT
MONTH                 FOR MONTH
-----                 ---------
January 1975.......   $  100.00
January 1976.......      126.56
January 1977.......      141.12
January 1978.......      123.05
January 1979.......      125.58
January 1980.......      139.22
January 1981.......      172.58
January 1982.......      167.75
January 1983.......      204.49
January 1984.......      235.65
January 1985.......      237.41
January 1986.......      307.45
January 1987.......      348.17
January 1988.......      347.67
January 1989.......      384.54
January 1990.......      456.19
January 1991.......      462.96
January 1992.......      530.83
January 1993.......      583.54
January 1994.......      631.13
January 1995.......      602.56
January 1996.......      768.39
January 1997.......      888.58
January 1998.......    1,057.92
January 1999.......    1,363.39
January 2000.......    1,512.89
January 2001.......    1,261.07
January 2002.......    1,023.31
January 2003.......      784.10
January 2004.......      906.11
January 2005.......      974.99
January 2006.......    1,108.55
January 2007.......    1,179.39
January 2008.......    1,164.96
January 2009.......      646.15

The amounts shown are based on the investment performance of the Optimized All Cap Trust and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding these tables).

             BLUE CHIP GROWTH TRUST (FORMERLY LARGE CAP GROWTH FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued November 24, 1987

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
November 1987...........    $10,243.87
November 1988...........     11,672.16
November 1989...........     14,984.57
November 1990...........     15,863.60
November 1991...........     19,703.88
November 1992...........     21,447.52
November 1993...........     24,167.30
November 1994...........     23,693.18
November 1995...........     30,879.50
November 1996...........     36,157.66
November 1997...........     46,879.34
November 1998...........     64,751.95
November 1999...........     79,537.96
November 2000...........     64,661.60
November 2001...........     52,789.20
November 2002...........     37,722.94
November 2003...........     46,916.02
November 2004...........     53,418.58
November 2005...........     55,784.12
November 2006...........     60,523.07
November 2007...........     67,602.50
November 2008...........     38,469.52
November 2009...........     54,456.77

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in November 1987

                       PAYMENT
MONTH                 FOR MONTH
-----                 ---------
November 1987......    $100.00
November 1988......     110.03
November 1989......     136.28
November 1990......     137.37
November 1991......     166.67
November 1992......     172.30
November 1993......     194.03
November 1994......     187.96
November 1995......     225.70
November 1996......     262.60
November 1997......     322.91
November 1998......     389.63
November 1999......     490.15
November 2000......     466.10
November 2001......     324.16
November 2002......     238.11
November 2003......     261.61
November 2004......     263.94
November 2005......     278.41
November 2006......     285.81
November 2007......     295.95
November 2008......     159.67
November 2009......     227.30

The amounts shown above are based on the investment performance of the Blue Chip Growth Trust and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

               MID CAP STOCK TRUST (FORMERLY MID CAP GROWTH FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued September 23, 1994

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
September 1994..........    $ 9,873.21
September 1995..........     13,290.44
September 1996..........     17,150.23
September 1997..........     17,576.34
September 1998..........     18,377.45
September 1999..........     19,131.08
September 2000..........     20,692.61
September 2001..........     21,065.88
September 2002..........     16,449.42
September 2003..........     23,919.36
September 2004..........     26,445.24
September 2005..........     29,204.33
September 2006..........     32,861.99
September 2007..........     40,212.11
September 2008..........     22,391.45
September 2009..........     29,146.96

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in September 1994

                       PAYMENT
MONTH                 FOR MONTH
-----                 ---------
September 1994.....    $100.00
September 1995.....     125.93
September 1996.....     100.11
September 1997.....     108.25
September 1998.....      91.17
September 1999.....     104.81
September 2000.....     119.41
September 2001.....      95.40
September 2002.....      84.81
September 2003.....     109.99
September 2004.....     114.25
September 2005.....     121.91
September 2006.....     133.95
September 2007.....     168.16
September 2008.....     131.23
September 2009.....     110.20

The amounts shown are based on the investment performance of the Mid Cap Stock Trust and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

 INTERNATIONAL EQUITY INDEX TRUST B (FORMERLY, INTERNATIONAL EQUITY INDEX FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued February 10, 1989

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
February 1989...........    $11,110.62
February 1990...........     10,127.48
February 1991...........     12,370.78
February 1992...........     12,046.28
February 1993...........     15,754.62
February 1994...........     14,645.35
February 1995...........     15,661.96
February 1996...........     16,931.02
February 1997...........     15,921.47
February 1998...........     19,045.02
February 1999...........     24,676.49
February 2000...........     20,175.26
February 2001...........     15,919.99
February 2002...........     13,368.41
February 2003...........     18,792.96
February 2004...........     22,373.02
February 2005...........     25,880.31
February 2006...........     32,569.01
February 2007...........     37,347.11
February 2008...........     20,561.85
February 2009...........     28,259.10

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in February 1989

                       PAYMENT
MONTH                 FOR MONTH
-----                 ---------
February 1989......    $100.00
February 1990......      97.16
February 1991......      94.91
February 1992......     110.05
February 1993......     104.61
February 1994......     132.23
February 1995......     111.18
February 1996......     123.60
February 1997......     124.89
February 1998......     118.04
February 1999......     134.24
February 2000......     157.26
February 2001......     134.62
February 2002......      95.84
February 2003......      79.06
February 2004......     112.88
February 2005......     125.58
February 2006......     146.82
February 2007......     173.69
February 2008......     166.69
February 2009......      90.96

The amounts shown above are based on the investment performance of the International Equity Index Trust B and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

        REAL ESTATE SECURITIES TRUST (FORMERLY, REAL ESTATE EQUITY FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued February 14, 1989

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
February 1989...........    $10,411.79
February 1990...........      8,096.26
February 1991...........     10,702.17
February 1992...........     12,292.76
February 1993...........     14,276.57
February 1994...........     14,539.50
February 1995...........     16,166.74
February 1996...........     21,298.75
February 1997...........     24,717.57
February 1998...........     20,383.04
February 1999...........     19,839.95
February 2000...........     25,775.29
February 2001...........     27,204.25
February 2002...........     27,298.89
February 2003...........     36,999.37
February 2004...........     49,997.25
February 2005...........     55,276.65
February 2006...........     75,615.02
February 2007...........     63,214.31
February 2008...........     37,930.98
February 2009...........     48,914.21

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity payment of $100 in February 1989

                       PAYMENT
MONTH                 FOR MONTH
-----                 ---------
February 1989......    $100.00
February 1990......      96.30
February 1991......      92.57
February 1992......     108.51
February 1993......     126.01
February 1994......     130.20
February 1995......     123.76
February 1996......     137.81
February 1997......     175.38
February 1998......     189.63
February 1999......     151.92
February 2000......     147.25
February 2001......     181.03
February 2002......     187.32
February 2003......     175.17
February 2004......     242.80
February 2005......     293.74
February 2006......     345.24
February 2007......     478.98
February 2008......     335.65
February 2009......     149.89

The amounts shown above are based on the investment performance of the Real Estate Securities Trust and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

                            LIFESTYLE BALANCED TRUST
                   (FORMERLY, MANAGED TRUST AND MANAGED FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued November 9, 1987

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
November 1987...........    $10,232.71
November 1988...........     11,334.40
November 1989...........     13,393.61
November 1990...........     13,801.74
November 1991...........     16,668.31
November 1992...........     17,775.86
November 1993...........     19,642.61
November 1994...........     19,013.90
November 1995...........     23,925.00
November 1996...........     26,225.50
November 1997...........     30,829.41
November 1998...........     36,754.85
November 1999...........     39,701.07
November 2000...........     39,316.18
November 2001...........     37,818.45
November 2002...........     32,487.31
November 2003...........     38,276.00
November 2004...........     40,997.43
November 2005...........     41,188.51
November 2006...........     44,360.80
November 2007...........     44,780.43
November 2008...........     34,626.15
November 2009...........     44,874.31

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in November 1987

                       PAYMENT
MONTH                 FOR MONTH
-----                 ---------
November 1987......    $100.00
November 1988......     110.31
November 1989......     122.50
November 1990......     116.05
November 1991......     138.23
November 1992......     144.88
November 1993......     159.94
November 1994......     150.55
November 1995......     174.23
November 1996......     187.50
November 1997......     210.04
November 1998......     231.57
November 1999......     253.31
November 2000......     254.92
November 2001......     221.72
November 2002......     194.22
November 2003......     212.49
November 2004......     216.14
November 2005......     230.32
November 2006......     254.74
November 2007......     268.10
November 2008......     219.43
November 2009......     286.79

The amounts shown above are based on the investment performance of the Lifestyle Balanced Trust and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

                       SHORT TERM GOVERNMENT INCOME TRUST
            (FORMERLY SHORT TERM BOND TRUST AND SHORT-TERM BOND FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued September 23, 1994

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
September 1994..........    $ 9,874.31
September 1995..........     10,900.40
September 1996..........     11,181.21
September 1997..........     11,779.75
September 1998..........     12,340.88
September 1999..........     12,580.32
September 2000..........     13,448.60
September 2001..........     14,392.18
September 2002..........     15,057.47
September 2003..........     15,319.65
September 2004..........     15,382.46
September 2005..........     15,559.51
September 2006..........     16,819.25
September 2007..........     17,193.89
September 2008..........     13,796.81
September 2009..........     16,290.01

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in September 1994

                       PAYMENT
MONTH                 FOR MONTH
-----                 ---------
September 1994.....    $100.00
September 1995.....     103.33
September 1996.....     103.12
September 1997.....     104.97
September 1998.....     107.33
September 1999.....     105.61
September 2000.....     107.14
September 2001.....     113.16
September 2002.....     113.88
September 2003.....     112.72
September 2004.....     109.76
September 2005.....     106.72
September 2006.....     106.20
September 2007.....     105.60
September 2008.....      98.00
September 2009.....      92.27

The amounts shown above are based on the investment performance of the Short Term Government Income Trust and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding the tables).

                  ACTIVE BOND TRUST (FORMERLY ACTIVE BOND FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued June 2, 1980

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
June 1980...............    $10,253.83
June 1981...............     10,562.69
June 1982...............     13,469.69
June 1983...............     14,149.83
June 1984...............     16,041.33
June 1985...............     19,306.75
June 1986...............     21,698.31
June 1987...............     22,052.03
June 1988...............     23,615.72
June 1989...............     26,354.41
June 1990...............     28,015.98
June 1991...............     32,360.46
June 1992...............     34,492.94
June 1993...............     37,828.50
June 1994...............     36,490.86
June 1995...............     43,187.99
June 1996...............     44,514.03
June 1997...............     48,526.20
June 1998...............     51,999.07
June 1999...............     50,997.13
June 2000...............     55,799.93
June 2001...............     59,592.35
June 2002...............     63,505.27
June 2003...............     67,187.70
June 2004...............     67,110.81
June 2005...............     68,377.84
June 2006...............     74,037.00
June 2007...............     76,531.70
June 2008...............     68,070.00
June 2009...............     84,456.18

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in June 1980

                       PAYMENT
MONTH                 FOR MONTH
-----                 ---------
June 1980..........    $100.00
June 1981..........      96.41
June 1982..........     105.17
June 1983..........     126.21
June 1984..........     120.98
June 1985..........     145.80
June 1986..........     165.31
June 1987..........     166.02
June 1988..........     172.28
June 1989..........     181.81
June 1990..........     187.02
June 1991..........     200.83
June 1992..........     215.21
June 1993..........     230.96
June 1994..........     224.68
June 1995..........     238.43
June 1996..........     243.64
June 1997..........     251.72
June 1998..........     268.27
June 1999..........     267.59
June 2000..........     256.51
June 2001..........     278.81
June 2002..........     283.60
June 2003..........     302.32
June 2004..........     291.83
June 2005..........     302.84
June 2006..........     290.21
June 2007..........     295.47
June 2008..........     289.87
June 2009..........     307.81

The amounts shown above are based on the investment performance of the Active Bond Trust and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding these tables).

                MONEY MARKET TRUST B (FORMERLY MONEY MARKET FUND)

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued May 13, 1982

                             CONTRACT
                           ON DECEMBER
CONTRACT YEAR COMMENCING   OF THE SAME
------------------------   -----------
May 1982................    $10,482.07
May 1983................     11,284.20
May 1984................     12,347.06
May 1985................     13,220.57
May 1986................     13,966.07
May 1987................     14,753.07
May 1988................     15,728.09
May 1989................     17,018.30
May 1990................     18,236.49
May 1991................     19,134.07
May 1992................     19,633.92
May 1993................     20,034.00
May 1994................     20,646.91
May 1995................     21,624.81
May 1996................     22,551.19
May 1997................     23,545.36
May 1998................     24,579.76
May 1999................     25,565.94
May 2000................     26,907.45
May 2001................     27,686.98
May 2002................     27,816.98
May 2003................     27,803.15
May 2004................     27,781.98
May 2005................     28,364.69
May 2006................     29,404.68
May 2007................     30,519.95
May 2008................     30,856.62
May 2009................     30,695.11

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in May 1982

                       PAYMENT
MONTH                 FOR MONTH
-----                 ---------
May 1982...........    $100.00
May 1983...........     103.76
May 1984...........     108.45
May 1985...........     114.21
May 1986...........     117.81
May 1987...........     119.65
May 1988...........     122.42
May 1989...........     127.07
May 1990...........     132.40
May 1991...........     136.49
May 1992...........     137.10
May 1993...........     135.53
May 1994...........     133.62
May 1995...........     134.22
May 1996...........     135.58
May 1997...........     136.62
May 1998...........     137.90
May 1999...........     138.78
May 2000...........     139.92
May 2001...........     142.15
May 2002...........     139.49
May 2003...........     135.16
May 2004...........     130.43
May 2005...........     126.74
May 2006...........     125.77
May 2007...........     126.33
May 2008...........     125.56
May 2009...........     121.48

The amounts shown are based on the investment performance of the Money Market Trust B and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax (see text preceding these tables).

                        APPENDIX B: QUALIFIED PLAN TYPES

For more detailed information about these plan types, you may request a Statement of Additional Information.

            PLAN TYPE
            ---------
         TRADITIONAL IRAS           Section 408 of the Code permits eligible
                                    individuals to contribute to an individual
                                    retirement program known as an Individual
                                    Retirement Annuity or IRA (sometimes referred to
                                    as a traditional IRA to distinguish it from the
                                    Roth IRA discussed below). IRAs are subject to
                                    limits on the amounts that may be contributed and
                                    deducted, the persons who may be eligible and the
                                    time when distributions may commence. Also,
                                    distributions from certain other types of
                                    qualified retirement plans may be rolled over on
                                    a tax-deferred basis into an IRA. The Contract
                                    may not, however, be used in connection with an
                                    Education IRA under Section 530 of the Code. In
                                    general, unless you have made non-deductible
                                    contributions to your IRA, all amounts paid out
                                    from a traditional IRA contract (in the form of
                                    an annuity, a single sum, death benefits or
                                    partial withdrawal), are taxable to the payee as
                                    ordinary income.

            ROTH IRAS               Section 408A of the Code permits eligible
                                    individuals to contribute to a type of IRA known
                                    as a Roth IRA. Roth IRAs are generally subject to
                                    the same rules as non-Roth IRAs, but they differ
                                    in certain significant respects. Among the
                                    differences are that contributions to a Roth IRA
                                    are not deductible and qualified distributions
                                    from a Roth IRA are excluded from income.

         SIMPLE IRA PLANS           In general, under Section 408(p) of the Code a
                                    small business employer may establish a SIMPLE
                                    IRA retirement plan if the employer employed no
                                    more than 100 employees earning at least $5,000
                                    during the preceding year. Under a SIMPLE IRA
                                    plan both employees and the employer make
                                    deductible contributions. SIMPLE IRAs are subject
                                    to various requirements, including limits on the
                                    amounts that may be contributed, the persons who
                                    may be eligible, and the time when distributions
                                    may commence. The requirements for minimum
                                    distributions from a SIMPLE IRA retirement plan
                                    are generally the same as those discussed above
                                    for distributions from a traditional IRA. The
                                    rules on taxation of distributions are also
                                    similar to those that apply to a traditional IRA
                                    with a few exceptions.

       SIMPLIFIED EMPLOYEE          Section 408(k) of the Code allows employers to
      PENSIONS (SEP - IRAS)         establish simplified employee pension plans for
                                    their employees, using the employees' IRAs for
                                    such purposes, if certain criteria are met. Under
                                    these plans the employer may, within specified
                                    limits, make deductible contributions on behalf
                                    of the employees to IRAs. The requirements for
                                    minimum distributions from a SEP - IRA, and rules
                                    on taxation of distributions from a SEP - IRA,
                                    are generally the same as those discussed above
                                    for distributions from a traditional IRA.

SECTION 403(B) QUALIFIED PLANS OR   Section 403(b) of the Code permits public school
     TAX-SHELTERED ANNUITIES        employees and employees of certain types of
                                    tax-exempt organizations to have their employers
                                    purchase annuity contracts for them and, subject
                                    to certain limitations, to exclude the Purchase
                                    Payments from gross income for tax purposes.
                                    There also are limits on the amount of incidental
                                    benefits that may be provided under a
                                    tax-sheltered annuity. These Contracts are
                                    commonly referred to as "tax-sheltered
                                    annuities." We currently are not offering this
                                    Contract for use in a Section 403(b) Qualified
                                    Plan except under limited circumstances.

    CORPORATE AND SELF-EMPLOYED     Sections 401(a) and 403(a) of the code permit
    PENSION AND PROFIT-SHARING      corporate employers to establish various types of
    PLANS (H.R. 10 AND KEOGH)       tax-deferred retirement plans for employees. The
                                    Self-Employed Individuals' Tax Retirement Act of
                                    1962, as amended, commonly referred to as "H.R.
                                    10" or "Keogh," permits self-employed individuals
                                    to establish tax-favored retirement plans for
                                    themselves and their employees. Such retirement
                                    plans may permit the purchase of annuity
                                    contracts in order to provide benefits under the
                                    plans, but there are limits on the amount of
                                    incidental benefits that may be provided under
                                    pension and profit sharing plans.

  DEFERRED COMPENSATION PLANS OF    Section 457 of the Code permits employees of
    STATE AND LOCAL GOVERNMENTS     state and local governments and tax-exempt
   AND TAX-EXEMPT ORGANIZATIONS     organizations to defer a portion of their
                                    compensation without paying current taxes. The
                                    employees must be participants in an eligible
                                    deferred compensation plan. A Section 457 plan
                                    must satisfy several conditions, including the
                                    requirement that it must not permit distributions
                                    prior to the participant's severance from
                                    employment (except in the case of an unforeseen
                                    emergency). When we make payments under a Section
                                    457 Contract, the payment is taxed as ordinary
                                    income.

                   APPENDIX U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of Accumulation Units for each Variable Investment Option during the periods shown. The table reflects the current name of the Separate Account (John Hancock Life Insurance Company (U.S.A.) Separate Account W), not its previous name (John Hancock Variable Annuity Account U).

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

Accommodator

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT W
            ACCUMULATION UNIT VALUES - ACCOMMODATOR VARIABLE ANNUITY

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR      YEAR      YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED
                       12/31/09 12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02  12/31/01  12/31/00
                       -------- -------- -------- -------- -------- -------- -------- -------- --------- ---------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    14.68    23.61    22.65    19.80    19.11       --       --       --        --        --
Value at End of Year      18.36    14.68    23.61    22.65    19.80       --       --       --        --        --
No. of Units             15,326   19,372   24,622   29,887   35,595       --       --       --        --        --

ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 1-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    67.19    63.51    59.59     55.80     51.00
Value at End of Year         --       --       --       --       --    69.95    67.19    63.51     59.59     55.80
No. of Units                 --       --       --       --       --  758,455  834,666  922,648 1,015,815 1,231,194

ACTIVE BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    68.07    76.53    74.04    71.27    69.95       --       --       --        --        --
Value at End of Year      84.46    68.07    76.53    74.04    71.27       --       --       --        --        --
No. of Units            360,493  431,190  493,661  558,881  633,599       --       --       --        --        --

BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    24.41    42.90    38.40    35.40    33.42       --       --       --        --        --
Value at End of Year      34.55    24.41    42.90    38.40    35.40       --       --       --        --        --
No. of Units             51,133   57,390   62,493   66,021   60,444       --       --       --        --        --

BOND INDEX FUND (REPLACED BY BOND INDEX TRUST B EFF 4-29-05) (NOW TOTAL BOND MARKET TRUST B) - NAV SHARES (units first credited 11-30-1998)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    12.73    12.41    11.40     10.69      9.65
Value at End of Year         --       --       --       --       --    13.11    12.73    12.41     11.40     10.69
No. of Units                 --       --       --       --       --   26,033   34,821   43,567    15,175     2,802

CAPITAL APPRECIATION TRUST - NAV SHARES (units first credited 4-29-2006)
Contracts with no Optional Benefits
Value at Start of Year     8.33    13.41    12.12    11.77       --       --       --       --        --        --
Value at End of Year      11.74     8.33    13.41    12.12       --       --       --       --        --        --
No. of Units             20,574   20,175   22,745   27,034       --       --       --       --        --        --

EARNINGS GROWTH FUND (REPLACED BY LARGE CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited
5-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    11.50     9.31    13.91     22.27     35.07
Value at End of Year         --       --       --       --       --    11.69    11.50     9.31     13.91     22.27
No. of Units                 --       --       --       --       --   45,685   55,799   64,389    87,167   124,273

EQUITY INDEX FUND (REPLACED BY 500 INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    17.44    13.71    17.83     20.46     22.74
Value at End of Year         --       --       --       --       --    19.11    17.44    13.71     17.83     20.46
No. of Units                 --       --       --       --       --   54,121   55,434   53,261    67,243    76,010

EQUITY-INCOME TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    17.10    26.96    26.34    22.34    21.70       --       --       --        --        --
Value at End of Year      21.29    17.10    26.96    26.34    22.34       --       --       --        --        --
No. of Units             30,885   41,590   43,155   43,242   46,609       --       --       --        --        --

FUNDAMENTAL VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --     9.76     7.66     9.37     10.00        --
Value at End of Year         --       --       --       --       --    11.17     9.76     7.66      9.37        --
No. of Units                 --       --       --       --       --   20,042   23,075   28,042    29,770        --

Accommodator

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR      YEAR      YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED
                       12/31/09 12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02  12/31/01  12/31/00
                       -------- -------- -------- -------- -------- -------- -------- -------- --------- ---------
GLOBAL BOND FUND (REPLACED BY GLOBAL BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    17.50    15.25    12.96     13.29     11.98
Value at End of Year         --       --       --       --       --    19.17    17.50    15.25     12.96     13.29
No. of Units                 --       --       --       --       --   21,038   24,678   36,059    20,313    24,868

GLOBAL BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    18.84    19.91    18.35    17.60    19.17       --       --       --        --        --
Value at End of Year      21.53    18.84    19.91    18.35    17.60       --       --       --        --        --
No. of Units              5,490    7,339    4,039   30,970   36,269       --       --       --        --        --

GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05)(NOW GROWTH & INCOME TRUST) - NAV SHARES
(units first credited prior to 1-1-96)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --   147.15   119.03   153.85    183.00    212.57
Value at End of Year         --       --       --       --       --   162.33   147.15   119.03    153.85    183.00
No. of Units                 --       --       --       --       --  810,926  895,235  983,201 1,124,028 1,409,435

GROWTH & INCOME TRUST (MERGED INTO OPTIMIZED ALL CAP TRUST EFF 4-25-08) - NAV SHARES (units first credited
4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year       --       --   197.13   175.89   162.33       --       --       --        --        --
Value at End of Year         --       --   203.97   197.13   175.89       --       --       --        --        --
No. of Units                 --       --  541,901  611,836  671,184       --       --       --        --        --

HIGH YIELD BOND FUND (REPLACED BY HIGH YIELD TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-30-1998)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    10.02     8.69     9.19      9.09     10.29
Value at End of Year         --       --       --       --       --    10.73    10.02     8.69      9.19      9.09
No. of Units                 --       --       --       --       --   38,541    3,934    6,606    11,131     1,541

HIGH YIELD TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year     8.48    12.14    12.06    11.03    10.73       --       --       --        --        --
Value at End of Year      12.97     8.48    12.14    12.06    11.03       --       --       --        --        --
No. of Units              4,783    3,251    3,774    4,499    4,416       --       --       --        --        --

INTERNATIONAL EQUITY INDEX FUND (REPLACED BY INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited prior to 1-1-96)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    18.03    12.83    15.28     19.36     23.68
Value at End of Year         --       --       --       --       --    21.47    18.03    12.83     15.28     19.36
No. of Units                 --       --       --       --       --   51,826   50,512   53,085    58,969    66,007

INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    19.73    35.84    31.25    24.83    21.47       --       --       --        --        --
Value at End of Year      27.12    19.73    35.84    31.25    24.83       --       --       --        --        --
No. of Units             17,135   23,354   25,585   40,813   39,016       --       --       --        --        --

LARGE CAP GROWTH FUND (REPLACED BY BLUE CHIP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited
1-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    32.35    26.01    36.40     44.59     54.85
Value at End of Year         --       --       --       --       --    33.42    32.35    26.01     36.40     44.59
No. of Units                 --       --       --       --       --   87,413   94,388   99,587   134,507   170,004

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - NAV SHARES (units first credited
4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --    11.69       --       --       --        --        --
Value at End of Year         --       --       --       --    11.77       --       --       --        --        --
No. of Units                 --       --       --       --   77,853       --       --       --        --        --

LARGE CAP VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    19.06    15.34    17.86     17.82     15.93
Value at End of Year         --       --       --       --       --    21.70    19.06    15.34     17.86     17.82
No. of Units                 --       --       --       --       --   45,021   36,939   35,615    33,416    45,934

Accommodator

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR      YEAR      YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED
                       12/31/09 12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02  12/31/01  12/31/00
                       -------- -------- -------- -------- -------- -------- -------- -------- --------- ---------
LIFESTYLE BALANCED TRUST - NAV SHARES (units first credited 11-07-2008)
Contracts with no Optional Benefits
Value at Start of Year    27.00    27.27       --       --       --       --       --       --        --        --
Value at End of Year      34.99    27.00       --       --       --       --       --       --        --        --
No. of Units             88,124  107,484       --       --       --       --       --       --        --        --

MANAGED FUND (MERGED INTO MANAGED TRUST EFF 4-29-05) - NAV SHARES (units first credited 1-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    29.85    25.33    29.49     30.66     30.96
Value at End of Year         --       --       --       --       --    31.97    29.85    25.33     29.49     30.66
No. of Units                 --       --       --       --       --  357,615  402,945  446,608   496,182   665,873

MANAGED TRUST (MERGED INTO LIFESTYLE BALANCED TRUST EFF 11-7-08) - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year       --       --    34.59    32.51    31.97       --       --       --        --        --
Value at End of Year         --       --    34.92    34.59    32.51       --       --       --        --        --
No. of Units                 --       --  138,148  162,394  194,718       --       --       --        --        --

MID CAP GROWTH FUND (REPLACED BY MID CAP STOCK TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    15.42    10.60    13.58     13.34     12.33
Value at End of Year         --       --       --       --       --    17.05    15.42    10.60     13.58     13.34
No. of Units                 --       --       --       --       --   52,584   33,027   23,824    25,875    43,123

MID CAP STOCK TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    15.25    27.39    22.38    19.89    17.05       --       --       --        --        --
Value at End of Year      19.85    15.25    27.39    22.38    19.89       --       --       --        --        --
No. of Units             13,298   13,744   14,614   16,422   19,429       --       --       --        --        --

MID CAP VALUE B FUND (FORMERLY SMALL MIDCAP CORE FUND) (MERGED INTO MID VALUE TRUST EFF 4-29-05) - NAV SHARES
(units first credited 11-30-1998)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    15.89    11.05    13.17     13.23     12.77
Value at End of Year         --       --       --       --       --    18.67    15.89    11.05     13.17     13.23
No. of Units                 --       --       --       --       --   15,574   10,670   10,646     4,220     4,164

MID VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    15.23    23.54    23.66    19.85    18.67       --       --       --        --        --
Value at End of Year      22.05    15.23    23.54    23.66    19.85       --       --       --        --        --
No. of Units             34,809   34,661   35,623   38,975   40,401       --       --       --        --        --

MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES (units first credited prior to
1-1-96)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    27.81    27.82    27.67     26.91     25.57
Value at End of Year         --       --       --       --       --    27.83    27.81    27.82     27.67     26.91
No. of Units                 --       --       --       --       --  357,752  425,143  512,136   573,625   643,286

MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    30.86    30.52    29.41    28.37    27.83       --       --       --        --        --
Value at End of Year      30.70    30.86    30.52    29.41    28.37       --       --       --        --        --
No. of Units            196,657  255,707  261,915  265,938  290,568       --       --       --        --        --

OPTIMIZED ALL CAP TRUST - NAV SHARES (units first credited 4-25-2008)
Contracts with no Optional Benefits
Value at Start of Year   112.02   186.56       --       --       --       --       --       --        --        --
Value at End of Year     142.95   112.02       --       --       --       --       --       --        --        --
No. of Units            399,198  474,510       --       --       --       --       --       --        --        --

OVERSEAS EQUITY B FUND (MERGED INTO OVERSEAS EQUITY TRUST EFF 4-29-05) - NAV SHARES (units first credited
5-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    11.20     8.55    10.56     13.49     16.29
Value at End of Year         --       --       --       --       --    12.32    11.20     8.55     10.56     13.49
No. of Units                 --       --       --       --       --   61,327    7,645   10,579     9,806    17,731

Accommodator

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR      YEAR      YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED
                       12/31/09 12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02  12/31/01  12/31/00
                       -------- -------- -------- -------- -------- -------- -------- -------- --------- ---------
OVERSEAS EQUITY C FUND (FORMERLY EMERGING MARKETS EQUITY FUND) (MERGED INTO OVERSEAS EQUITY B EFF 11-1-04) - NAV
SHARES (units first credited 11-30-1998)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --       --     8.71     9.43      9.88     16.64
Value at End of Year         --       --       --       --       --       --    13.53     8.71      9.43      9.88
No. of Units                 --       --       --       --       --       --   13,784   15,328    15,150    18,843

OVERSEAS EQUITY FUND (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-01-04) - SERIES NAV (units first credited
5-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --       --    10.13    10.92     11.79     13.10
Value at End of Year         --       --       --       --       --       --    14.02    10.13     10.92     11.79
No. of Units                 --       --       --       --       --       --    3,699    4,467     4,874     4,852

OVERSEAS EQUITY TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    10.94    19.07    17.12    14.44    12.32       --       --       --        --        --
Value at End of Year      14.17    10.94    19.07    17.12    14.44       --       --       --        --        --
No. of Units              8,423   15,230   17,213   15,211   15,493       --       --       --        --        --

REAL ESTATE EQUITY FUND (REPLACED BY REAL ESTATE SECURITIES TRUST EFF 4-29-05) - NAV SHARES (units first credited prior to 1-1-96)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    38.06    28.08    27.98     26.73     20.41
Value at End of Year         --       --       --       --       --    51.42    38.06    28.08     27.98     26.73
No. of Units                 --       --       --       --       --   38,950   39,843   42,604    40,031    48,057

REAL ESTATE SECURITIES TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    39.23    65.38    78.20    57.17    51.42       --       --       --        --        --
Value at End of Year      50.59    39.23    65.38    78.20    57.17       --       --       --        --        --
No. of Units             10,662   14,577   21,947   26,937   30,278       --       --       --        --        --

SHORT-TERM BOND FUND (MERGED INTO SHORT-TERM BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 9-23-1994)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    14.18    13.94    13.32     12.45     11.65
Value at End of Year         --       --       --       --       --    14.24    14.18    13.94     13.32     12.45
No. of Units                 --       --       --       --       --   19,722   28,573   32,539    13,220    24,554

SHORT-TERM BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    12.23    15.24    14.91    14.40    14.24       --       --       --        --        --
Value at End of Year      14.44    12.23    15.24    14.91    14.40       --       --       --        --        --
No. of Units              8,601   10,149   10,804    6,840    7,863       --       --       --        --        --

SMALL CAP EMERGING GROWTH FUND (MERGED INTO SMALL CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited
5-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --    10.92     7.41    10.43     10.95     12.14
Value at End of Year         --       --       --       --       --    11.84    10.92     7.41     10.43     10.95
No. of Units                 --       --       --       --       --   73,196   28,009   27,695    23,088    22,874

SMALL CAP GROWTH FUND (MERGED INTO SMALL CAP EMERGING GROWTH FUND EFF 11-01-04) - NAV SHARES (units first credited
5-01-1996)
Contracts with no Optional Benefits
Value at Start of Year       --       --       --       --       --       --     9.98    14.39     16.63     21.38
Value at End of Year         --       --       --       --       --       --    12.63     9.98     14.39     16.63
No. of Units                 --       --       --       --       --       --   40,392   45,400    53,996    69,515

SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    10.43    17.43    15.45    13.75    11.84       --       --       --        --        --
Value at End of Year      13.89    10.43    17.43    15.45    13.75       --       --       --        --        --
No. of Units             33,261   46,124   46,436   48,226   55,956       --       --       --        --        --

TOTAL BOND MARKET TRUST B (FORMERLY BOND INDEX TRUST B) - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year    15.21    14.53    13.70    13.29    13.11       --       --       --        --        --
Value at End of Year      16.01    15.21    14.53    13.70    13.29       --       --       --        --        --
No. of Units             18,272   12,437   11,800   13,702   19,913       --       --       --        --        --